Establishment and operations	12 Months Ended
Dec. 31, 2023
Establishment and operations
Establishment and operations
1	Establishment and operations

Swvl Holdings Corp (the “Parent Company”) (formerly known as “Pivotal Holdings Corp”) is a business company limited by shares incorporated under the laws of the British Virgin Islands and was registered on 23 July 2021. The registered office of the Company is at P.O. Box 173, Kingston Chambers, Road Town, Tortola, the British Virgin Islands.

The consolidated financial statements as at 31 December 2023 consist of the Parent Company and its subsidiaries (together referred to as the “Group”). The Group’s principal head office is located in The Offices 4, One Central, Dubai World Trade Centre, Street 1, Dubai, United Arab Emirates.

Swvl Inc. was founded on 17 May 2017. Swvl Holdings Corp was incorporated as a direct wholly-owned subsidiary of Swvl Inc. As a result of various legal entity reorganization transactions undertaken in March 2022, Swvl Holdings Corp became the holding company of the Group, and the then-stockholders of Swvl Inc. became the stockholders of Swvl Holdings Corp. Swvl Inc. is the predecessor of Swvl Holdings Corp for financial reporting purposes.

The Group operates multimodal transportation networks that offer access to transportation options through the Group’s platform and mobile-based application. The Group also licenses its technology to transport operators to manage their service. The Group operates a technology platform that uses a widespread transportation network. The Group uses leading technology, operational excellence and product expertise to operate transportation services on predetermined routes. The Group develops and operates proprietary technology applications supporting a variety of offerings on its platform (“platform(s)” or “Platform(s)”). The Group provides transportation services through contracting with other service providers (or transportation operators). Riders are collectively referred to as “end-user(s)” or “consumer(s)”. The drivers are referred to as “captain(s)”.

1.1	Reverse recapitalization

On 28 July 2021, the Parent Company and Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (the “SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties have entered into a definitive agreement for a business combination that would result in the Group becoming a publicly listed company upon completion of the aforementioned transaction.

On March 31, 2022 (the “Closing Date”), the Parent Company consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination Agreement”), dated as of July 28, 2021, as amended, between Swvl Inc., Queen’s Gambit Growth Capital and other merger companies.

As a result of the mergers and the other transactions (the “Transaction”) contemplated by the Business Combination Agreement, the merged Queen’s Gambit Surviving Company and Swvl Inc. each became wholly owned subsidiaries of the Parent Company, and the securityholders of the SPAC and Swvl Inc. became securityholders of the Parent Company.

The Parent Company’s Second Amended and Restated Memorandum and Articles of Association authorizes the issuance of up to 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares and (b) 55,000,000 preferred shares. All outstanding Class A Ordinary Shares are fully paid and non-assessable. To the extent they are issued, certificates representing Class A Ordinary Shares are issued in registered form. All options, regardless of grant dates, will entitle holders to an equivalent number of Class A Ordinary Shares once the vesting and exercising conditions are met.

Subsequent to the closing of the Transaction, there were 118,496,102 Class A Ordinary Shares with par value of $0.0001 per share that were outstanding and issued. There were also 17,433,333 Warrants outstanding, at the closing of the Transaction, each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are public warrants (“Public Warrants”) listed on NASDAQ and 5,933,333 private placement warrants (“Private Warrants”) held by the Sponsor.

1	Establishment and operations (continued)
1.1	Reverse recapitalization (continued)

Pursuant to the terms of the Business Combination Agreement, at the Closing Date, among other things, each shareholder of Swvl Inc.’s outstanding a) Common Shares A, b) Common Shares B and c) Class A, B, C, D and D-1 preferred shares received approximately 1,510 (“Conversion Ratio”) shares of the Parent Company’s common shares A and the contingent right to receive certain Earnout Shares (Note 13), for each share of the Company’s common shares, par value $0.0001 per share in exchange of original shares. The conversion ratio was calculated by dividing the total number of shares to be allocated to the pre-Business Combination shareholders (which was obtained by dividing the valuation by $10 SPAC share price) by the number of shares outstanding pre-Business Combination. Owing to the nature of the transaction, the comparative figures have been recast.

Concurrently at the Closing Date, each outstanding and unexercised option (vested or not) to purchase Swvl Inc.’s Common Shares, was converted to an option to purchase approximately 1,510 of the Parent Company’s common Shares A and the contingent right to receive certain Earnout restricted Stock Units (“Earnout RSUs”) at an exercise price per option equal to (x) the exercise price per option divided by (y) the exchange ratio.

Considering the facts of the Business Combination Agreement, it was assumed that the quoted price of the Company’s Common Shares A inherently considers the impact of the contingently issuable Earnout Shares, and it was part of an equity transaction between parties to the Transaction.

In addition, pursuant to the terms of the Business Combination Agreement, at the Closing Date, each outstanding Queen’s Gambit Warrant was automatically assumed and converted into a new Warrant to acquire new Swvl’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Queen’s Gambit Warrants.

In connection with the consummated Business Combination Agreement, certain investors (“PIPE Investors”) completed a private placement of 12,188,711 Common Shares A of the Parent Company for an aggregate purchase price of $111.5 million, of which $71.8 million were automatically exchanged to shares representing exchangeable notes issued by Swvl Inc. to certain PIPE investors prior to the consummated Merger.

Pursuant to the Business Combination Agreement, the SPAC does not meet the definition of a business under the guidance of IFRS 3, hence the Transaction was accounted for as a recapitalization in accordance with IFRS 2. Under this method of accounting, Queen’s Gambit Growth Company is treated as the acquired company and Swvl Inc. is treated as the acquirer for financial statement reporting purposes. Swvl Inc. has been determined to be the accounting acquirer based on evaluation of the facts and circumstances of the business combination.

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2022:

	Number of
	shares	USD
Public shares outstanding	34,500,000	345,000,000
Shares redeemed	(29,175,999)	(291,759,990)
Shares issued to SPAC public investors (Note 35)	5,324,001	53,240,010
Shares converted for SPAC founders (Note 35)	8,625,000	—
	13,949,001	53,240,010

Cash from reverse recapitalization	—	53,240,010
SPAC reverse recapitalization professional fees	—	(20,906,209)
Net proceeds from reverse recapitalization	—	32,333,801

The business combination agreement was an extraordinary transaction that took place in 2022 as part of the SPAC and listing procedures, there was no any similar transactions or impact of this transaction incurred in the financial period ending as of 31 December 2023.

1	Establishment and operations (continued)
1.2	Consolidated subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

As of 31 December 2023, the Group still maintained control for all subsidiaries, however, certain subsidiaries were decided to be held for sale or to be discontinued, subsidiaries listed below will be presented with the same alignment.

i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-23	31-Dec-22	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Global FZE	UAE	100%	100%	Headquarters and management activities
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Providing a technology
Swvl Technologies FZE	UAE	100%	100%	platform to enable
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	passenger transportation

1	Establishment and operations (continued)
1.2	Consolidated subsidiaries (continued)
ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-23	31-Dec-22	business activities
Swvl Pakistan (Private) Ltd.	Pakistan	—	99.99%
Swvl NBO Limited	Kenya	100%	100%
Swvl Technologies Ltd.	Kenya	100%	100%	Providing a technology
Smart Way Transportation LLC (i)	Jordan	—	—	platform to enable
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	passenger transportation
Shotl Transportation, S.L.	Spain	—	55%
Viapool Inc. (ii), a direct subsidiary of Swvl Global FZE	Delaware, USA	51%	51%	Holding company
Movilidad Digital SAS (ii), a subsidiary of Viapool, Inc.	Argentina	51%	51%
Viapool SRL (ii), a subsidiary of Viapool, Inc.	Argentina	51%	51%	Providing a technology
Viapool SPA (ii), a subsidiary of Viapool, Inc.	Chile	51%	51%	platform to enable
Swvl Brasil Tecnologia LTDA (ii), a subsidiary of Viapool, Inc.	Brazil	51%	51%	passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”) (iii), a direct subsidiary of Swvl Inc.	Germany	100%	100%	Holding company
Door2Door GmbH (iii), a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Providing a technology platform to enable passenger transportation
Volt Lines B.V. (iv), a direct subsidiary of Swvl Global FZE.	Netherlands	—	100%	Holding company
Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS (iv), a subsidiary of Volt Lines B.V.	Turkey	—	100%	Providing a technology platform to enable
Volt Lines MENA limited (iv), a subsidiary of Volt Lines B.V.	UAE	—	100%	passenger transportation
Urbvan mobility ltd., a direct subsidiary of Swvl Global FZE.	Cayman entity	—	100%	Holding company
Urbvan intermediate holdings, llc, a subsidiary of Urbvan mobility ltd.	Delaware, USA	—	100%
Commute technologies s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	—	100%	Providing a technology
Urbvan commute operations s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	—	100%	platform to enable
Ops transit mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	—	100%	passenger transportation
ID vans, s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	—	100%
Admin mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	—	100%

In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling interests, except as indicated.

(i)	The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management and is in the process of a legal ownership transfer to the Group. During the year, the Group’s board of directors resolved to discontinue the subsidiary’s operations (Note 34). As of 31 December 2023, the company is still in liquidation process. The subsidiary has been consolidated based on the beneficial ownership and effective control.
1	Establishment and operations (continued)
1.2	Consolidated subsidiaries (continued)
(ii)	The Parent Company acquired 51% of the shares of Viapool Inc., a company based in Delaware, USA (Note 7) and holding each of Movilidad Digital SAS, Viapool SRL, Viapool SPA and Swvl Brasil Tecnologia LTDA. As part of the Group portfolio optimization program, it was decided later in 2022, that Viapool Inc. and its subsidiaries to be liquidated (Note 34). As of 31 December 2023, the company is still in liquidation process.
(iii)	The Parent Company acquired 100% of the shares of Blitz B22-203 GmbH, a company based in Germany (Note 7), and subsequently Blitz B22-203 GmbH acquired 100% of the shares of Door2Door GmbH. As part of the Group portfolio optimization program, it was decided later in 2022 that both companies to file for insolvency, which was formally proceeded in 2023 (Note 34) As of 31 December 2023, the company is still under the liquidation process.
(iv)	The Parent Company acquired 100% of the shares of Volt Line BV, a company based in Netherlands (Note 7) and holding each of Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS and Volt Lines MENA limited. As part of the Group portfolio optimization program, Volt line BV and its subsidiaries was decided to be sold during 2022, which was consummated on 26th January 2023 (Note 34).
(v)	The Parent Company acquired 100% of the shares of Urbvan Mobility Ltd., a company incorporated under the laws of Mexico (Note 7) and holding each of Urbvan Intermediate Holdings, based in Delaware, Commute Technologies S.A.P.J and Urbvan Commute Operation S.A.P.J, both based in Mexico. The company and its subsidiaries were sold in September 2023.